Investment Strategy - BNY Mellon Global Real Return Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund uses an actively-managed multi-asset strategy to seek to produce absolute or real returns with less volatility than major equity markets over a complete market cycle, typically a period of five years. The fund is not managed to a benchmark index. Rather than managing to track a benchmark index, the fund seeks to provide returns that are largely independent of market moves.

The fund allocates its investments among global equities, bonds and cash, and, generally to a lesser extent, other asset classes, including real estate, commodities, currencies and alternative or non-traditional asset classes and strategies, primarily those accessed through derivative instruments. The fund may invest in, or otherwise have investment exposure to, the securities of companies of any market capitalization. The fund obtains investment exposure to these asset classes by investing in securities and through derivative instruments.

The fund's sub-adviser, Newton Investment Management Limited, an affiliate of BNY Mellon Investment Adviser, Inc., combines a top-down approach, emphasizing economic trends and current investment themes on a global basis, with bottom-up security selection based on fundamental research to allocate the fund's investments among and within asset classes. In choosing investments, the sub-adviser considers: key trends in global economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as changing demographics, the impact of new technologies and the globalization of industries and brands; relative valuations of equity securities, bonds and cash; long-term trends in currency movements; and company fundamentals. Within markets and sectors determined to be attractive in absolute terms, the fund's sub-adviser seeks what it believes to be attractively priced companies that possess a sustainable competitive advantage in their market or sector and invests in such companies across their capital structures. The fund generally will sell investments when themes change or when the sub-adviser determines that a particular market or sector is no longer considered attractive in absolute terms, a company's prospects have changed or the investment is fully valued by the market.

The fund's investments will be focused globally among the developed and emerging capital markets of the world. Under normal market conditions, the fund will invest a substantial portion of its assets in the securities of issuers organized or located outside the United States, whose primary listing exchange for securities is located outside the United States, whose largest amount of revenues are derived from countries outside the United States or whose reporting currencies are other than U.S. dollars, and derivatives which provide exposure to such issuers or foreign markets. The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in certain countries. The sub-adviser has considerable latitude in allocating the fund's investments and in selecting securities and derivative instruments to implement the fund's investment approach, although the fund must invest at least 10% of the value of its total assets in equity securities and at least 10% of the value of its total assets in fixed-income securities. The fund may invest in bonds and other fixed-income securities of any maturity or duration. The fund may gain exposure to equity or fixed-income securities by investing in investment companies, including exchange-traded funds (ETFs) and investment trusts whose shares typically are traded on a foreign exchange.

The fund will use, to a significant degree, derivative instruments as a substitute for investing directly in equities, bonds, currencies and other asset classes in connection with its investment strategy. The fund also may use derivative instruments as part of a hedging strategy or for other purposes related to the management of the fund. The derivative instruments in which the fund may invest typically include options, futures and options on futures (including those relating to securities, indices, foreign currencies and interest rates), forward contracts, swap agreements and structured notes.

The fund also may gain investment exposure to global commodity markets through investments in a wholly-owned and controlled subsidiary of the fund that principally invests directly in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities. The subsidiary has the same investment objective, investment adviser and sub-adviser as the fund.

The fund's portfolio will not have the same characteristics as its designated performance baseline benchmark — USD 30-day Compounded Secured Overnight Financing Rate (SOFR) — or its designated broad-based securities market indices — Bloomberg Global Aggregate Index (Hedged) and MSCI World Index. Although the fund is not managed to a benchmark index, the fund seeks to provide a minimum average annual total return of USD 30-day Compounded SOFR plus 4%, before fees and expenses, over a five-year period. There can be no assurance the fund will be able to provide such returns and you may lose money by investing in the fund.